Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies
Schedule of future minimum rentals payable under non-cancellable leases

The statements of income tax and Value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authorities
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2013-2018	Dec. 2014-2018
Cementos Selva S.A.	2013/2015-2018	Dec. 2014-2018
Distribuidora Norte Pacasmayo S.R.L.	2013/2015-2018	Dec. 2014-2018
Empresa de Transmisión Guadalupe S.A.C.	2014-2018	Dec. 2014-2018
Salmueras Sudamericanas S.A.	2014-2018	Dec. 2014-2018
Calizas del Norte S.A.C. (on liquidation)	2014-2018	Dec. 2014-2018

Schedule of plans and related expenses

A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2018	2017	2016
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	OF.28-2002-MITINCI	2002	EAMP	345	236	409
Tembladera	Limestone	RD.019-97-EM/DGM	1997	EAMP	202	201	167

					547	437	576